Fair Value Measurements - Reconciliation of Earnout Cash liability (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value Disclosures [Abstract]
Additions pursuant to Merger	$ 25,520,195
Loss upon re-measurement	354,701
Balance at the ending balance	$ 25,874,896